Business segment information (Tables)	6 Months Ended
Sep. 30, 2016
Schedule of Segment Reporting Information, by Segment

The reportable segment information, set forth below, is derived from the internal management reporting systems used by management to measure the performance of the Group’s operating segments. Management measures the performance of each of the operating segments in accordance with internal managerial accounting rules and practices. In addition, the format and information are presented primarily on the basis of Japanese GAAP. Therefore, they are not consistent with the consolidated financial statements prepared in accordance with U.S. GAAP. A reconciliation is provided for the total amount of each business segment’s net business profits with income before income tax expense under U.S. GAAP.

Management does not use information on business segment’s assets to allocate resources and assess performance and has not prepared information on the segment’s assets. Accordingly, information on the segment’s assets is not available.

	MHFG (Consolidated)
Six months ended September 30, 2015 (1)	Retail & Business Banking Company	Corporate & Institutional Company	Global Corporate Company	Global Markets Company	Asset Management Company	Others (3)	Total
	(in billions of yen)
Gross profits	332.1	209.5	204.8	332.3	26.6	26.5	1,131.8
General and administrative expenses	331.1	91.3	111.6	88.5	15.0	34.8	672.3
Others	—	—	—	—	—	(12.8)	(12.8)

Net business profits (losses) (2)	1.0	118.2	93.2	243.8	11.6	(21.1)	446.7

	MHFG (Consolidated)
Six months ended September 30, 2016	Retail & Business Banking Company	Corporate & Institutional Company	Global Corporate Company	Global Markets Company	Asset Management Company	Others (3)	Total
	(in billions of yen)
Gross profits	310.8	223.2	192.7	334.3	24.5	4.2	1,089.7
General and administrative expenses	338.8	92.9	115.5	94.6	15.0	23.7	680.5
Others	—	—	—	—	—	(6.0)	(6.0)

Net business profits (losses) (2)	(28.0)	130.3	77.2	239.7	9.5	(25.5)	403.2

Notes:

(1)	Following the introduction of an in-house company system based on customer segments in April 2016, segment information for the earlier period was restated to reflect the relevant changes.
(2)	Net business profits is used in Japan as a measure of the profitability of core banking operations, and is defined as gross profits (or the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income) less general and administrative expenses. Measurement of net business profits is required for regulatory reporting to the Financial Services Agency.
(3)	“Others” includes items which should be eliminated as internal transactions between each segment on a consolidated basis.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated

A reconciliation of total net business profits under the internal management reporting systems for the six months ended September 30, 2015 and 2016 presented above to income before income tax expense shown on the consolidated statements of income is as follows:

	Six months ended September 30,
	2015	2016
	(in billions of yen)
Net business profits	446.7	403.2

U.S. GAAP adjustments	(67.6)	14.8
(Provision) credit for loan losses	(3.0)	(0.6)
Net gains (losses) related to equity investments	122.6	64.5
Non-recurring personnel expense	(0.8)	(4.7)
Gains on disposal of premises and equipment	8.8	3.5
(Provision) credit for losses on off-balance-sheet instruments	9.3	7.9
Others—net	26.5	(31.3)

Income before income tax expense	542.5	457.3